S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.68
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.32
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (7,140)
De-SPAC, Net Tangible Book Value, Adjusted	$ 221,664
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	41,690,000
No Redemption [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (2,460)
No Redemption [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	242,003
No Redemption [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(31,739)
No Redemption [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 21,000
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10.97
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (0.97)
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (7,140)
De-SPAC, Net Tangible Book Value, Adjusted	$ (18,039)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	18,690,000
Redemption at 100 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (2,460)
Redemption at 100 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	2,300
Redemption at 100 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(31,739)
Redemption at 100 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 21,000
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 5.5
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 4.5
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (7,140)
De-SPAC, Net Tangible Book Value, Adjusted	$ 161,738
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	35,940,000
Redemption at 25 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (2,460)
Redemption at 25 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	575
Redemption at 25 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	181,502
Redemption at 25 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(31,739)
Redemption at 25 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 21,000
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 6.63
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 3.37
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (7,140)
De-SPAC, Net Tangible Book Value, Adjusted	$ 101,812
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	30,190,000
Redemption at 50 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (2,460)
Redemption at 50 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	1,150
Redemption at 50 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	121,001
Redemption at 50 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(31,739)
Redemption at 50 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 21,000
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 8.29
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 1.71
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (7,140)
De-SPAC, Net Tangible Book Value, Adjusted	$ 41,887
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	24,440,000
Redemption at 75 Percent of Maximum [Member] | Transaction Costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (2,460)
Redemption at 75 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	1,725
Redemption at 75 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	60,501
Redemption at 75 Percent of Maximum [Member] | PIPE Financing in April 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(31,739)
Redemption at 75 Percent of Maximum [Member] | PIPE Financing in June 2026 [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 21,000
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,750,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,750,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,750,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,750,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	2,750,000
Public Units [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	23,000,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	17,250,000
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	11,500,000
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	5,750,000
Private Placements [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
Private Placements [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	840,000
PIPE Financing [Member] | No Redemption [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,100,000
PIPE Financing [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,100,000
PIPE Financing [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,100,000
PIPE Financing [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,100,000
PIPE Financing [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	15,100,000